Securities - Summary of Allowance for Credit Losses - Securities at FVOCI (Detail) - Debt securities at fair value through other comprehensive income [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Disclosure of financial assets [line items]
Balance at beginning of period	$ 23	$ 1	$ (3)	$ 11
Provision for credit losses
Purchases	4	1	15	4
Sales and maturities	(7)	(1)	(9)	(9)
Changes in risk, parameters and exposures	(2)	(2)	15	(7)
Exchange rate and other	(1)		(1)
Balance at end of period	17	(1)	17	(1)
Performing Stage one [member]
Disclosure of financial assets [line items]
Balance at beginning of period	23	5	4	4
Provision for credit losses
Purchases	4	1	15	4
Sales and maturities	(7)	(1)	(9)	(2)
Changes in risk, parameters and exposures	(1)		8	(1)
Exchange rate and other	(1)
Balance at end of period	18	5	18	5
Performing Stage two [member]
Disclosure of financial assets [line items]
Balance at beginning of period				7
Provision for credit losses
Sales and maturities				(7)
Changes in risk, parameters and exposures	1		1
Balance at end of period	1		1
Impaired Stage three [member]
Disclosure of financial assets [line items]
Balance at beginning of period		(4)	(7)
Provision for credit losses
Changes in risk, parameters and exposures	(2)	(2)	6	(6)
Exchange rate and other			(1)
Balance at end of period	$ (2)	$ (6)	$ (2)	$ (6)